Selected Account Information (Details) - Schedule of Prepaid Expenses and Other Current Assets - Prepaid Expenses and Other Current Assets [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Selected Account Information (Details) - Schedule of Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses	$ 543,134	$ 104,156
Prepaid inventory	214,021	282,410
Prepaid taxes	240,788	304,788
Other current assets	204,565	206,342
Total prepaid expenses and other current assets	$ 1,202,508	$ 897,696